VictoryCapital™

August 1, 2022

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Reference: USAA Mutual Funds Trust
1933 Act File No. 033-65572
1940 Act File No. 811-7852

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectuses for the *USAA Tax Exempt Long-Term Fund, USAA Tax Exempt Intermediate-Term Fund, USAA Tax Exempt Short-Term Fund, USAA Tax Exempt Money Market Fund, USAA California Bond Fund, USAA New York Bond Fund, USAA Virginia Bond Fund, USAA Global Equity Income Fund, USAA Target Managed Allocation Fund,* and all relevant share classes and Statements of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 193 to the registrant's Registration Statement filed on July 28, 2022, and the text of the Post-Effective Amendment No. 193 to the registrant's Registration Statement has been filed electronically.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at cdyer@vcm.com or (216) 898-2411.

Sincerely,

Christopher K. Dyer
President
USAA Mutual Funds Trust